Leases - Schedule of Lease Payments (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Lease Payments [Abstract]
2025	$ 116,965
2026	70,179
Total lease payments	187,144
Less: imputed interest	(7,194)
Total	$ 179,950	$ 280,307